Document and Entity Information	May 02, 2023
Cover [Abstract]
Entity Registrant Name	NCR CORP
Amendment Flag	true
Entity Central Index Key	0000070866
Document Type	8-K/A
Document Period End Date	May 02, 2023
Entity File Number	001-00395
Entity Incorporation State Country Code	MD
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	(937)
Local Phone Number	445-1936
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	NCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	As NCR Corporation, a Maryland corporation (the “Company”), previously reported in a Current Report on Form 8-K filed on May 8, 2023 (the “Original Form 8-K”), at the Company’s 2023 Annual Meeting of Stockholders held on May 2, 2023, the holders of shares of common stock and shares of Series A Convertible Preferred Stock, voting together as a single class, approved the frequency of future advisory votes on the compensation of our named executive officers as set forth in the table below: